Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Nov. 11, 2013
Document And Entity Information
Entity Registrant Name	US NUCLEAR CORP.
Entity Central Index Key	0001543623
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		98,372
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Amendment Description	On October 17, 2013, the Registrant filed a Current Report on Form 8-K to report. In response to part (b) of Item 9.01 of such Form 8-K, the Registrant stated that it would file by amendment the required audited financial statements, as required pursuant to Article 11 of Regulation S-X. This Form 8-K/A is being filed to provide the required audited financial statements.